Federal Home Loan Bank Advances and Federal Reserve Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings

(Dollars in thousands)	2012		2011
Year of Maturity	Amount	Rate	Amount	Rate
2013	$70,000	4.77%	$70,000	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00

	$70,000	4.77	$70,000	4.77